Bank Loan	12 Months Ended
Dec. 31, 2021
Bank Loan [Abstract]
BANK LOAN
12.	BANK LOAN

In October 2021, the Company had the bank remove all liens and the Company repaid any amounts owing on the $750,000 line of credit in its entirety. This loan was created in the year ended December 31, 2020, when the Company entered into a line of credit for up to a maximum of $750,000 Canadian dollars. The loan was secured by a floating charge on the receivables, inventory, trademarks, and a universal lien on all the assets of Signifi Mobile Inc. to a maximum of $4,000,000 Canadian. The Export Development Corporation of Canada guarantees 50% of this debt. As of December 31, 2020, the loan balance was $372,848. The loan bore interest at the bank’s prime lending rate plus 1.25% and was repayable on demand.

Siyata Mobile Israel (“SMI”) has a factoring agreement on its trade receivables, whereby invoices are fully assigned to a funding entity in return for 80%-85% of the total sale to be paid to SMI by the funding entity in advance. The remaining 15-20% is paid to SMI when the funding entity receives payment from the customers. As at December 31, 2021, the total amount borrowed by the Company extended by this funding entity and included in the bank loan was $27,000 (December 31, 2020-$65,000
)
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